Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
EARNINGS PER SHARE
13. EARNINGS PER SHARE
Basic earnings per share and diluted earnings per share have been calculated as follows:

	2008	2009	2010
Numerator:
Net income available to ordinary shareholders	101,225	256,003	359,499

Dilutive effect of issuance and buy-back of convertible bonds	(97,903)	(66,338)	(1,418)
Net income for diluted earnings	3,322	189,665	358,081

Denominator:
Denominator for basic earnings per share—weighted average ordinary shares outstanding	70,863,336	75,922,589	80,846,617
Dilutive effect of share options	1,688,342	1,952,622	2,847,416
Dilutive effect of convertible bonds	5,485,755	3,019,901	1,053,069

Denominator for diluted earnings per share	78,037,433	80,895,112	84,747,102

Basic earnings per share	1.43	3.37	4.45

Diluted earnings per share	0.04	2.34	4.23

For the years ended December 31, 2008 and 2009, ordinary share equivalents outstanding of 2,132,164 and 680,432 shares of stock options were excluded in the computation of diluted earnings per share, as their effect would have been anti-dilutive in such periods.
For the year ended December 31, 2010, outstanding stock options of 290, 914 shares and 224,647 ordinary shares issuable upon the conversion of convertible notes were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.